Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

Note 16 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore	$(203,411)	$(3,942,542)	$2,187,900
Foreign	(8,231,370)	(21,086,152)	(518,576)
Total loss (income) before income taxes	$(8,434,781)	$(25,028,694)	$1,669,324

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Current	$-	$27,439	$74,168
Deferred	-	(48,228)	(27,680)
Provision (benefit) for income taxes	$-	$(20,789)	$46,488

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	(16.6)%	(14.2)%	0.0%
Taxable income below exemption threshold	0.0%	0.0%	(0.5)%
Change in valuation allowance	(0.4)%	(1.9)%	1.7%
Others (2)	0.0%	(0.8)%	(15.4)%
Effective tax rate	0.0%	0.1%	2.8%

(1)	It is mainly due to tax rate difference of the entities incorporated in British Virgin Islands.
(2)	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2023	December 31, 2022

Deferred Tax Assets
Valuation allowance for credit losses	$426	$-
Net operating loss carryforwards	544,385	502,382
Lease liabilities	20,574	41
Less: valuation allowance*	(545,099)	(502,382)
Total deferred tax assets, net	$20,286	$41

Deferred Tax Liabilities
Right of use assets	$(20,286)	$(41)
Total deferred tax liabilities	(20,286)	(41)
Deferred tax assets/liabilities, net	$-	$-

*	The valuation allowance on all deferred tax assets increased by $42,717 from December 31, 2022 to December 31, 2023.

As of December 31, 2023 and 2022, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $3.2 million and $3.0 million, respectively, from the Company’s Singapore subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the limited operating history of certain Singapore subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.5 million and $0.5 million related to Singapore subsidiaries as of December 31, 2023 and 2022, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2023 and 2022.

Taxes payable consist of the following:

	December 31, 2023	December 31, 2022

GST taxes payable	$192,956	$57,757
Income taxes payable	15,699	59,784
Totals	$208,655	$117,541